Form N-CSR Cover	6 Months Ended
Jun. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	false
Registrant Name	AUGUSTAR VARIABLE INSURANCE PRODUCTS FUND INC
Entity Central Index Key	0000315754
Document Period End Date	Jun. 30, 2024